GPS FUNDS II

GuideMark® Global Real Return Fund

Supplement dated October 27, 2015
to the Prospectus dated July 31, 2015,
as revised October 9, 2015

The GuideMark® Global Real Return Fund (the “Fund”) has been liquidated and terminated and shares of the Fund are no longer available for purchase or exchange.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

GPS FUNDS II

GuideMark® Global Real Return Fund

Supplement dated October 27, 2015
to the Statement of Additional Information dated July 31, 2015

The GuideMark® Global Real Return Fund (the “Fund”) has been liquidated and terminated and shares of the Fund are no longer available for purchase or exchange.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.